INCOME TAXES (Details 3) (CAD) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of the annual changes in the total unrecognized tax benefit
Unrecognized tax benefits at beginning of year		19	45	48
Gross increases – tax positions in prior years		2	3	2
Gross decreases – tax positions in prior years		(8)	(28)	(6)
Gross increases – tax positions in current year		1	2	9
Lapses of statute of limitations		(1)	(3)	(8)
Unrecognized tax benefits at end of year		13	19	45
Tax adjustment	25	0	25	0
Income tax interest and penalties
Interest expense (reversal) reflected within net tax expense		0	0	(2)
Accrued interest expense		5	5